Basis of preparation and accounting policies - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial investments	$ 144,048	$ 168,479
At fair value
Financial instruments
Financial investments	135,700
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial investments	$ 8,400